TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE
The Group sells its products to retailers, wholesalers and other customers and extends credit, generally without requiring collateral, based on an evaluation of the customer’s financial condition. While the Group has a concentration of credit risk in the retail sector, this risk is mitigated due to the diverse nature of the customers the Group serves, including, but not limited to, their type, geographic location, size and beverage channel. Collections of receivables are dependent on each individual customer’s financial condition and sales adjustments granted after the statement of financial position date.
Trade accounts receivable are initially recognised at fair value and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. Recoverability of trade accounts receivable is reviewed on an ongoing basis. Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties and the payment history of the debtor. The carrying amount of trade accounts receivable is reduced through the use of an allowance account and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried. Refer to Note 23 for further details on credit risk management.
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Trade accounts receivable, gross	1,746	1,874
Allowance for doubtful accounts	(14)	(14)
Total trade accounts receivable	1,732	1,860

The following table summarises the aging of trade accounts receivable, net of allowance for doubtful accounts in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Not past due	1,561	1,631
Past due 1 - 30 days	93	145
Past due 31 - 60 days	44	16
Past due 61 - 90 days	8	13
Past due 91 - 120 days	10	11
Past due 121+ days	16	44
Total	1,732	1,860

The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2015	(13)
Provision for impairment recognised during the year	(3)
Receivables written off during the year as uncollectible	2
As at 31 December 2016	(14)
Provision for impairment recognised during the year	(4)
Receivables written off during the year as uncollectible	4
As at 31 December 2017	(14)